INSURANCE CONTRACTS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Notes and other explanatory information [abstract]
Estimated claims payable	R$ 13,477,873
Adjustment to present value	(1,006,080)
Adjustment for non-financial risk	262,652
Other estimates	909,145
Liabilities for claims incurred on December 31, 2023	R$ 13,643,590